INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2014	2013
	Unaudited

Raw materials	$548	$884
Work in process	329	420
Finished products (*)	3,340	3,048

	$4,217	$4,352

(*)
Includes amounts of $ 2,305 and $ 2,109 at June 30, 2014 and December 31, 2013, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met.